BERWYN INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1998



NOTE 1 - ORGANIZATION

Berwyn Income Fund, Inc. (the "Fund") is registered under the
Investment Company Act of 1940, as amended, as a diversified open-end management company and incorporated under the laws of the Commonwealth of Pennsylvania. The Fund's investment objective is to provide investors with current income while seeking to preserve capital.

Certain of the Fund's investments are in corporate debt instruments; the issuers' ability to meet these obligations may be affected by economic developments in their respective industries.


NOTE 2 - ACCOUNTING POLICIES

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation: Securities listed on a national securities exchange are valued at the last quoted sales price. Securities not traded on the valuation date and securities not listed are valued at the last quoted bid price. Short-term investments are valued at amortized cost which approximates market value. The value of other assets and securities for which no quotations are readily available is determined in good faith at fair value using methods determined by the Board of Directors.

Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income tax is required in the financial statements.

Securities Transactions and Investment Income: Securities transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on sales of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded using the accrual method. Discounts and premiums on debt securities purchased are amortized to interest income over the lives of the respective securities.


Distributions to Shareholders: Dividends from net investment income are paid quarterly to the shareholders. Distributions of net realized capital gains, if any, are paid at least annually to the shareholders. The amounts of distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are adjusted to reflect their tax treatment in the period the differences arise.


NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY
	     TRANSACTIONS

Under the terms of the investment advisory agreement, the Fund has agreed to pay The Killen Group, Inc. (the "Investment Adviser") an investment advisory fee at an annual rate of .50% of the Fund's average daily net assets. The Investment Adviser and the Directors and Officers of the Investment Adviser, together with their families, owned 132,941 shares of the Fund at June 30, 1998.

During the period ended June 30, 1998, the Fund paid $88,411 in commissions to Berwyn Financial Services, a brokerage company affiliated with the Investment Adviser, to execute certain portfolio transactions.


NOTE 4 - SECURITY TRANSACTIONS

During the period ended June 30, 1998, the Fund made purchases of $38,330,276 and sales of $50,556,727 of investment securities other than short-term securities and U.S. Government securities and purchases of $2,165,954 of long term U.S. Government securities.

Cost of securities owned at June 30, 1998 and the net realized gains or losses on securities sold for the period then ended for Federal income tax purposes were not materially different from amounts reported for financial reporting purposes.

At June 30, 1998, net unrealized depreciation for financial reporting and Federal income tax purposes aggregated $2,013,258 of which $8,723,839 related to appreciated securities and $10,737,097 related to depreciated securities.


BERWYN INCOME FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1998
(Unaudited)


Assets:
Investments in Securities, at Market Value	$168,232,004
	(Cost $170,245,262) (Note 2)
Receivables:
	Interest			2,020,687
	Dividends			196,559
	Investment Securities Sold	    2,605,628
	Prepaid Expenses	        41,662

			Total Assets	$173,096,540

Liabilities:
Payable to Custodian	3,073,205
Accrued Expenses	9,874
Investment Advisory Fee Payable	         71,633

			Total Liabilities	    3,154,712


Net Assets:  (1)
Applicable to 13,566,050 Outstanding Shares of
	Common Stock, $1.00 Par Value
	(Authorized 20,000,000 Shares)	$169,941,828

Net Asset Value, Offering Price and Redemption
	Price Per Share  ($169,941,828 / 13,566,050
		Outstanding Shares)		$           12.53


(1) On June 30, 1998 Net Assets consisted of the following:
	Common Stock, Par Value $1.00	13,566,050
	Paid-in Capital	146,700,195
	Undistributed Net Investment Income	5,802,011
	Accumulated Net Realized Capital Gains	5,886,830
	Net Unrealized Depreciation of Investment Securities	  (2,013,258)

					$169,941,828


The accompanying notes are an integral part of these financial statements.


BERWYN INCOME FUND, INC.
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 1998
(Unaudited)



Investment Income:
	Interest	$  7,013,143
	Dividends	2,178,411
	Extraordinary Income	       1,098

	Total Investment Income		$  9,192,652

Expenses:
	Investment Advisory Fee (Note 3)	448,638
	Transfer Agent	13,844
	Custodian	16,499
	Professional Fees	8,431
	Registration Fees	11,157
	Directors' Fees	1,672
	Printing Costs	19,809
	Office Expenses	4,236
	Insurance	2,662
	Taxes (Other than Income Tax)	       6,782
		Total Expenses		     533,730

Net Investment Income		  8,658,922


Realized and Unrealized Gain on Investments:
	Net Realized Gain from Sales of Securities		5,910,963
	Net Change in Unrealized Depreciation
		on Investment Securities		(11,096,884)

	Net Realized and Unrealized Loss on Investments		 (5,185,921)

Net Increase in Net Assets Resulting from Operations		$  3,473,001







The accompanying notes are an integral part of these financial statements.


BERWYN INCOME FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS
(Unaudited)

			Six Months	Six Months
	Ended	Ended
	    06/30/98   	   06/30/97
Increase in Net Assets from Investment Activities:
	 Net Investment Income	$    8,658,922	$    4,497,185
	 Net Realized Gain from Sales of Securities	   5,910,963	2,545,917
	 Change in Net Unrealized Appreciation/Depreciation
	     on Investment Securities	(11,096,884)	    1,695,107

		 Net Increase in Net Assets Resulting
		     from Operations	   3,473,001	    8,738,209

Distributions to Shareholders:
	 From Net Investment Income	  (3,142,405)	   (2,305,128)

Capital Share Transactions:  (1)
	 Net Proceeds from Sales of Shares	24,655,929	35,969,363
	 Cost of Shares Redeemed	(38,320,365)	(20,205,862)
	 Distributions Reinvested	    2,454,289	    1,770,016

		 Net Increase in Net Assets from
		     Capital Share Transactions	(11,210,147)	  17,533,517

		 Total Increase in Net Assets	(10,879,551)	  23,966,598

Net Assets:
	 Beginning of Period	180,821,379	137,166,052

	 End of Period (Including Undistributed Net
	     Investment Income of $5,802,011 and
	     $2,462,409 at June 30, 1998 and 1997,
	     respectively)	$169,941,828	$161,132,650

 (1) Shares Issued and Redeemed:
    Shares Sold	1,939,629	2,868,898
    Shares Redeemed	(3,019,045)	(1,619,488)
    Shares Reinvested	        192,342	       145,083

			      (887,074)	    1,394,493


The accompanying notes are an integral part of these financial statements.



BERWYN INCOME FUND, INC.
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
(Unaudited)



			SIX MONTHS	YEAR	YEAR	YEAR	YEAR	YEAR
			ENDED	ENDED	ENDED	ENDED	ENDED	ENDED

06/30/98    	12/31/97	12/31/96	12/31/95	12/31/94	12/31/93

Net Asset Value, Beginning of Period	$12.51	$12.31	$11.95	$10.75	$11.63	$11.12
			______	______
	______	______	______
	______
Income from Investment Operations:
	Net Investment Income	0.61	.77	0.76	0.73	0.73	0.69
		Net Realized and Unrealized Gains
			(Losses) on Securities	(0.37)	.84	0.87	1.48	(0.85)	1.15
			______	______
	______	______	______
	______


			Total from Investment Operations	0.24	0.61	1.63	2.21	(0.12)	1.84
				______	______
	______	______	______
	______

Less Distributions:
	Dividends from Net Investment Income	(0.22)	(0.77)	(0.80)	(0.70)	(0.73)	(0.65)
	Distributions from Net Realized Gains	---	(0.64)	(0.47)	(0.31)	(0.03)	(0.68)
			______	______
	______	______	______
	______


			Total Distributions	(0.22)	(1.41)	(1.27)	(1.01)	(0.76)	(1.33)
				______	______
	______	______	______
	______

Net Asset Value, End of Period	$12.53	$12.51	$12.31	$11.95	$10.75	$11.63



			Total Return	1.89%	13.36%	13.99%	21.0%	(1.10%)	16.90%

Ratios/Supplemental Data:
	Net Assets, End of Period (000)	$169,942	$180,823
	$137,166	$119,552	$55,825	$30,359

Ratio of Expenses to Average Net Assets	0.60%*	0.65%	0.68%	0.73%	0.93%	1.07%

Ratio of Net Investment Income to
	Average Net Assets	9.58%*	6.15%	6.35%	6.78%
	7.20%	6.15%

Portfolio Turnover Rate	46%*	53%	38%	39%	30%	83%

Average Commission Rate Paid**	$0.0643	$0.0687	$0.0860	---	---	---


  *Annualized
**Computed by dividing the total amount of commission paid by the total number of shares purchased and sold during the period.


The accompanying notes are an integral part of these financial statements


BERWYN INCOME FUND, INC.
STATEMENT OF INVESTMENTS
JUNE 30, 1998


Number of
    Shares    	                      COMMON STOCKS  -
20.1%                    	         Value*

		AUTOS & AUTOMOTIVE PARTS

	1	Associates First Capital - A	$           77

		CHEMICAL INDUSTRY -
0.7%
	41,700	IMC Global Inc.	1,256,212

		COMMERCIAL PRINTING -
0.8%
	53,500	Courier Corp.	1,417,750

		DIVERSIFIED MANUFACTURING - 0.8%

	44,551	LindbergCorp.		868,744
	34,400	Synalloy Corp.	   460,100
				1,328,844
		FOREST & PAPER PRODUCTS - 0.5%

	7,600	Greif Brothers Corp.	284,050
	3,060,148	Repap Enterprises +	   459,022
			   743,072
		MANUFACTURED HOUSING - 0.6%

	62,800	Patrick Industries		   957,700

		MACHINERY MANUFACTURER - 0.7%

	127,800	Unit Instruments +		1,150,200

		METALS & MINING INDUSTRY - 2.2 %

	21,700	Cleveland-Cliffs Inc.		1,163,662
	133,416	Impala Platinum		1,143,882
	45,000	Kaiser Aluminum		430,312
	40,000	Placer Domer Inc.		470,000
	71,900	Pittston Minerals Group		   422,413
				3,630,269
		OIL & GAS EXPLORATION & PRODUCTION - 3.9%
	49,210	Louis Dreyfus Natural Gas		931,914
	69,140	Occidental Petroleum		1,866,780
	295,811	Ranger Oil Ltd.		2,163,118
	42,180	Sun Co. Inc.		1,637,111
				6,598,923

The accompanying notes are an integral part of these financial statements.


BERWYN INCOME FUND, INC.
STATEMENT OF INVESTMENTS (Continued)


Number of
    Shares    	                   COMMON STOCKS
(Continued)                     	         Value*

		OIL REFINING -
0.6%
	33,315	Ultramar Diamond Shamrock	$  1,051,505

		REAL ESTATE INVESTMENT TRUST -
2.3%
	47,000	Hospitality Property Trust	1,509,875
	10,000	Mid-America Apts.	263,125
	124,200	Town & Country Trust	  2,057,063
			  3,830,063
		STEEL & STEEL PRODUCTS -
1.4%
	135,314	AK Steel Holding Corp.	  2,418,738

		TEXTILE INDUSTRY -
0.7%
	43,500	Culp Inc.	562,781
	65,902	Dixie Group	     617,831
			  1,180,612
		TRANSPORTATION INDUSTRY -
1.0%
	132,900	Anangel-American Shipholding - SP  ADR	955,219
	40,000	Stolt-Nielsen	     680,000
			  1,635,219
		UTILITIES -
3.9%
	59,500	DPL Inc.	1,078,438
	34,200	Otter Tail Power Co.	1,267,538
	42,800	PECO	1,249,225
	82,400	PP&L Resources Inc.	1,869,450
	37,300	UNICOM	  1,307,831
			  6,772,482

TOTAL COMMON STOCKS (Cost $32,215,142)	33,971,666


		                      PREFERRED STOCKS  -
17.9%

		AUTOS & AUTOMOTIVE - 0.7%

	6,300	Ford Motors  PFD T		  1,264,569




The accompanying notes are an integral part of these financial statements.


BERWYN INCOME FUND, INC.
STATEMENT OF INVESTMENTS (Continued)


Number of
    Shares    	                PREFERRED STOCKS (Continued)
            	       Value*

		BANKING - 0.9%
	52,620	Astoria Financial  PFD B		$1,578,600

		CHEMICAL INDUSTRY -
0.7%
	35,000	LSB PFD C  CV			1,120,000

		FOOD PROCESSING - 1.6%
	25,700	Chiquita Brands International  PFD  Series A  CV			1,178,987
	26,000	Chiquita Brands  PFD  Series B  CV			1,469,000
					2,647,987
		METALS & MINING INDUSTRY - 5.4%
	31,500	Battle Mountain Gold  CV	1,443,094
	45,400	Cyprus Amax Minerals PFD Series CV	2,048,675
	16,800	Freeport McMoran Copper PFD B	355,950
	45,100	Freeport McMoran Copper PFD D	761,063
	88,400	Freeport McMoran Copper PFD A  CV	1,723,800
	49,400	Freeport McMoran Copper PFD C	935,513
	43,000	Hecla Mining PFD B CV	1,881,250
	21,021	Westmoreland Coal PFD Series A CV**	     97,222
					9,246,567
		OIL & GAS EXPLORATION  & PRODUCTION - 2.3%
	71,335	Callon Petro Co.  PFD  Series A  CV			2,354,055
	261,800	Gulf Canada Resources  PFD			670,863
	22,000	Western Gas Resources, Inc.  PFD  CV			   852,500
				3,877,418
		OIL REFINING -
0.5%
	33,600	UDS Capital		   856,800

		REAL ESTATE INVESTMENT TRUST - 2.0%
	65,500	First Ind. Realty  PFD A		1,682,531
	64,500	Mid America Apts.  PFD A		1,624,594
				3,307,125
		STEEL & STEEL PRODUCTION -
2.9%
	52,067	Bethlehem Steel Corp.  3.5%  PFD  CV			2,323,490
	51,500	USX - U.S. Steel Group, Inc.  6.5%  PFD  CV			2,481,656
					4,805,146


The accompanying notes are an integral part of these financial statements.


BERWYN INCOME FUND, INC.
STATEMENT OF INVESTMENTS (Continued)


Number of
    Shares   	                PREFERRED STOCKS (Continued)
            	       Value*

		TRANSPORTATION INDUSTRY -
0.9%
	43,550	Greyhound Lines  PFD  CV  			$  1,537,859


TOTAL PREFERRED STOCKS  (Cost $32,141,449)		30,242,071


      Face
   Amount	                   CORPORATE BONDS  -
57.3%

		AIRCRAFT & AEROSPACE -
4.4%
	$2,200,000	Mark IV Industries, Inc.  7.50%  09/01/07	2,215,587
	2,041,000	Sequa Corp.  9.375%  12/15/03	2,132,845
	3,000,000	Whittaker Corp.  7%  05/01/05	  3,075,000
			  7,423,432
		AUTO & AUTOMOTIVE PARTS - 3.8%

	3,750,000	Ford  6.375%  11/05/08	3,773,437
	2,520,000	General Motors  7.40%  09/01/25	  2,791,001
			  6,564,438
		BANKING - 1.2%

	2,000,000	Chase Manhattan  7.125%  02/01/07	  2,111,700

		CHEMICAL INDUSTRY -
2.5%
	4,130,000	IMC Global Inc.  7.30%  01/15/28	  4,215,904

		COMPUTER & PERIPHERAL - 3.5%

	3,329,000	Cray Research Inc.  6.125%  CV  02/01/11	2,713,135
	1,400,000	Inacom Corp.  4.5%  11/01/04  CV	1,433,250
	2,250,000	Integrated Devices  5.50%  CV  06/01/02	  1,856,250
			  6,002,635
		DIVERSIFIED MANUFACTURING - 0.9%

	1,500,000	Chatwin Group  13%  05/01/03	  1,597,500

		DRUGSTORE -
1.8%
	3,507,000	Drug Emporium, Inc.  7.75%  CV  10/01/14	  3,042,322



The accompanying notes are an integral part of these financial statements.


BERWYN INCOME FUND, INC.
STATEMENT OF INVESTMENTS (Continued)


      Face
   Amount	                   CORPORATE BONDS
(Continued)                              Value*

		ELECTRONICS -
5.5%
	$1,473,000	Kollmorgen Corp.  8.75%  CV  05/01/09	$1,517,190
	3,315,000	Richey Electronics  7%  CV  03/01/06	3,041,512
	2,750,000	Reptron Electronic  6.75%  CV  08/01/04	2,186,250
	2,520,000	Trans-Lux Corp.  7.5%  CV  12/01/06	2,611,350
				9,356,302
		ENVIRONMENTAL -
1.6%
	2,705,000	OHM Corp.  8%  CV  10/01/06	2,654,281

		FINANCIAL SERVICES -
1.2%
	2,000,000	Bear Sterns  6.75%  05/01/01	2,037,882

		FOOD PRODUCTS -
0.3%
	500,000	Chiquita Brands International  9.125%  03/01/04	   513,750

		FOREST & PAPER PRODUCTS -
3.7%
	980,000	Boise Cascade  7.35%  02/01/16	996,508
	3,750,000	Georgia Pacific  7.25%  06/01/28	3,792,626
	865,000	MAXXAM Inc.  11.25%  08/01/03	916,900
	737,000	Stone Container Corp.  6.75%  CV  02/15/07	   646,717
			6,352,751
		HOTEL -
1.4%

	2,500,000	ITT Corp.  7.375%  11/15/15	2,348,390

		MACHINERY MANUFACTURING - 0.4%

	500,000	Robbins & Myers  6.5%  CV  09/01/03	   632,500

		METALS & MINING -
2.7%
	500,000	Campbell Resources Inc.  7.5%  CV  07/20/04	356,250
	2,500,000	Cyprus Amax Minerals Co.  7.375%  05/15/07	2,644,908
	1,600,000	Homestake Mining  5.50%  06/23/00  CV	1,524,000
			4,525,158
		OFFICE EQUIPMENT -
1.4%
	$2,250,000	XEROX Corp.  8%  02/01/27	2,432,021





The accompanying notes are an integral part of these financial statements.


BERWYN INCOME FUND, INC.
STATEMENT OF INVESTMENTS (Continued)


      Face
   Amount	                 CORPORATE BONDS
(Continued)                 	   Value*

		OIL & GAS -
4.3%
	$1,500,000	Ashland Oil, Inc.  8.23%  02/26/07	$  1,700,888
	1,500,000	Crown Central Petroleum  10.875%  02/01/05	1,590,000
	700,000	Gulf Canada Resources Ltd.  9.625%  07/01/05	750,750
	3,200,000	OXY USA  7%  04/15/11	  3,313,984
			  7,355,622
		OIL & GAS EXPLORATION & PRODUCTION - 1.4%
	500,000	Shell Canada LTD  8.875%  01/14/01	533,655
	2,050,000	Swift Energy  6.25%  CV  11/15/06	  1,937,250
				  2,470,905
		RETAIL INDUSTRY -
1.4%
	2,524,000	Dairy Mart Stores  10.25%  03/15/04	  2,441,970

		STEEL & STEEL PRODUCTS -
1.3%
	2,500,000	Geneva Steel Co.  9.5%  01/15/04	  2,250,000

		TELECOMMUNICATIONS INDUSTRY - 1.3%
	2,000,000	GTE  7.51%  04/01/09	  2,180,184

		TEXTILE -
2.0%
	3,866,000	Dixie Group, Inc.  7%  CV  05/05/12	  3,363,420

		TOBACCO -
1.6%
	3,179,000	Standard Commercial Corp.  07.25%  CV  03/31/07	  2,650,491

		TRANSPORTATION -
3.5%
	1,919,000	Builders Transport, Inc.  8%  CV  08/15/05 ++	470,155
	782,000	Builders Transport, Inc.  6.5%  CV  05/01/11 ++	152,490
	2,470,000	OMI  10.25%  11/01/03	2,568,800
	1,365,000	Transportacion Maritima Mexicana SA  10%  11/15/06	1,306,988
	2,200,000	World Airways, Inc.  8%  CV  08/26/04	  1,342,000
			  5,840,433
		UTILITY -
4.2%

	1,433,000	American & Foreign Power  5%  03/01/30	1,053,255
	4,000,000	PECO Energy Cap Trust  7.38%  04/06/28	4,037,980
	2,000,000	Consolidated Edison  6.25%  02/01/08	  2,006,046
			  7,097,281

TOTAL CORPORATE BONDS (Cost $99,347,706)	97,461,272

The accompanying notes are an integral part of these financial statements.


BERWYN INCOME FUND, INC.
STATEMENT OF INVESTMENTS (Continued)


       Face
    Amount	                GOVERNMENT SECURITIES -
2.3%                   	    Value*
	$2,600,000	US Treasury Bond  6.25%  02/15/07	$    2,723,500
	1,000,000	US Treasury Bond  6.875%  08/15/25	   1,158,438
			   3,881,938

TOTAL GOVERNMENT SECURITIES (Cost $3,665,248)	   3,881,938


		                            WARRANTS -
0.01%
	6,000	IMC Global, Inc.		        15,000

TOTAL WARRANTS (Cost $21,336)		        15,000


		            CLOSED-END MUTUAL FUNDS -
1.5%
	35,500	ASA Limited		676,719
	30,000	Castle Convertible Fund		753,750
	99,450	Duff & Phelps Utilities Income		1,031,794
	13,700	Duff & Phelps Utilties & Corp. Bonds		      197,794
				   2,660,057

TOTAL CLOSED-END MUTUAL FUNDS (Cost $2,873,560)		   2,660,057


TOTAL INVESTMENTS (Cost $170,245,262) - 99.0%	$168,232,004


OTHER ASSETS IN EXCESS OF LIABILITIES - 1.0%	    1,709,824


NET ASSETS - 100%	$169,941,828


__________________________________________
	*	See Note 2 to the Financial Statements.
	**	Considered to be an affiliate under the Investment Company Act of 1940
	+	Non-Income Producing Security
	++	Non-Income Producing Security in default of interest payments
	ADR	American Depositary Receipt
	CV	Convertible Security
	PFD	Preferred Stock

The accompanying notes are an integral part of these financial statements.


Notes